Basis of Preparation and Changes to the Group's Accounting Policies	6 Months Ended
Jun. 30, 2024
Basis of Preparation and Changes to the Group's Accounting Policies
Basis of Preparation and Changes to the Group's Accounting Policies

2.Basis of Preparation and Changes to the Group’s Accounting Policies

The Group’s interim condensed consolidated financial statements for the six month periods ended June 30, 2024 and 2023 are prepared in accordance with IAS 34 Interim Financial Reporting.

The interim condensed consolidated financial statements have been prepared on a going concern basis, applying a historical cost convention, unless otherwise indicated. They are prepared and reported in thousands of Euro (“€ thousand”) except where otherwise stated. Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reﬂect the absolute ﬁgures.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s audited annual consolidated financial statements as of December 31, 2023.

Consolidated entities are as follows:

			equity interest
			owned in %
	Seat of	Date of	June 30,	Dec 31,
Name	incorporation	incorporation	2024	2023
Lilium N.V.	Amsterdam, Netherlands	March 11, 2021	n/a	n/a
Lilium GmbH	Munich, Germany	February 11, 2015	100.0%	100.0%
Lilium Schweiz GmbH	Lucerne, Switzerland	December 8, 2017	100.0%	100.0%
Lilium Aviation UK Ltd.	London, England	December 20, 2017	100.0%	100.0%
Lilium Aviation Inc.	Delaware, United States	July 1, 2020	100.0%	100.0%
Lilium eAircraft GmbH	Munich, Germany	August 17, 2020	100.0%	100.0%
Stichting JSOP	Amsterdam, Netherlands	September 10, 2021	0.0%	0.0%
Lilium Aviation Spain SLU	Madrid, Spain	April 7, 2022	100.0%	100.0%
Lilium Aviation France SAS	Paris, France	December 29, 2023	100.0%	100.0%
Lilium (Shenzen) Aviation Co., Limited	Shenzen, China	April 2, 2024	100.0%	n/a

Going Concern

The financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business. Management assessed the Group’s ability to continue as a going concern and evaluated whether there are conditions and events, that considered individually or in the aggregate, raise substantial doubt about the Group’s ability to continue as a going concern. Management used all information available about the future, focusing on the twelve-month period after the issuance date of the financial statements.

Historically, the Group has funded its operations primarily through capital raises and loans from shareholders. Since its inception, the Group has incurred recurring losses and negative cash flows from operations (accumulated losses of €1,446.3 million as of June 30, 2024). The Group expects to continue generating operating losses and negative cash flow from operations for the foreseeable future. The warrants are settled upon exercise by warrant holders via issuance of Class A shares against the applicable exercise price without negatively impacting the liquidity of the Group.

Lilium’s financing plan indicates that the Group requires additional capital immediately to continue to fund its ongoing operations. Lilium is in advanced discussions regarding the provision of guarantees by the Federal Government of Germany and the Free State of Bavaria to allow for a €100 million convertible loan from a German state development bank (the “Government Convertible Loan”). The provision of such guarantees and the Government Convertible Loan are subject to an ongoing governmental approval process, which approval is expected to be obtained within the next few weeks. It is expected that a further three to five weeks would be required to complete and sign definitive documents and for Lilium to receive the first of two tranches of the Government Convertible Loan. Based on the progress made to date, management believes that the approval process will be finalized within the next few weeks and will have a positive outcome. The funding of each of the two tranches of the Government Convertible Loan is expected to be subject to certain conditions precedent, including requirements that Lilium has received minimum commitments for additional funding from other investors (each, a “Minimum Funding Requirement”). Management expects that such financing will contain various operating covenants and governance rights.

As of the date of this report, existing investors have committed to provide additional funds in the aggregate amount of approximately €32 million to meet the immediate liquidity requirements of the Group and to contribute to the Minimum Funding Requirement. The receipt of some of these additional funds is contingent upon a positive decision from the Federal Government of Germany to approve the provision of the guarantees required for the Government Convertible Loan. Management is currently in discussions with existing shareholders, prospective investors and finance partners to secure further funding, which is contemplated to involve the issuance of equity, equity-linked securities (such as warrants) and secured convertible debt securities to satisfy the Minimum Funding Requirement for the first tranche of the Government Convertible Loan, and to meet the capital requirements for the Group’s ongoing operations until the funds from the first tranche are received by Lilium.

Should the Federal Government of Germany not approve the guarantee for the Government Convertible Loan, or should it fail to complete the approval process in the anticipated timeline, or should Lilium not receive sufficient capital to meet the Minimum Funding Requirement or otherwise satisfy any other conditions precedent to cause the distribution of the first tranche of the Government Convertible Loan, management will be forced to implement significant cost containment measures, materially reduce the scope of operations, and/or make filings with respect to the financial condition as may be required under applicable insolvency laws with respect to Lilium and its subsidiaries.

Further, the Group’s financing plan shows substantial financing needs for the foreseeable future thereafter (i.e beyond 2024). These financing needs are anticipated to be partially met by the distribution of the second tranche of the Government Convertible Loan, which is also expected to be subject to certain conditions precedent, including the requirement for additional funding from other investors. Based on its business plan, and in addition to the funding of the second tranche of the Government Convertible Loan, the Group will continue to depend on substantial future financing for development activities and operations which is not yet secured.

Additionally, the Group must reach several milestones, including completion of its research and development program, and obtaining regulatory approvals, which will have increased importance as the Group progresses towards commercialization.

Consequently, the Group’s ability to continue as a going concern is highly dependent on its ability to obtain the Government Convertible Loan and satisfy the conditions precedent to the funding of both tranches thereof and to raise additional funds to finance development activities, ongoing operations and to successfully progress the regulatory certification program. As stated above, Management is committed to continue to seek and raise additional funds.

There is no certainty that the Group will be successful in obtaining sufficient funding through any or a combination of the aforementioned financing measures being pursued. If the Group is unsuccessful in raising sufficient capital, the Group’s management will be required to undertake, and is committed to undertaking, additional significant cost-cutting measures including significant headcount reductions that could mean that it would be forced to curtail or discontinue its operations.

Based on its recurring losses from operations since inception, expectation of continuing operating losses for the foreseeable future and the need to raise additional capital to finance its future operations, which is not assured, the Group has concluded that there is substantial doubt about its ability to continue as a going concern, and, therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Despite this uncertainty, management is continuing to take actions to secure sufficient financing, and thus believe that the application of the going concern assumption for the preparation of these consolidated financial statements is appropriate.

New standards, interpretations and amendments adopted by the Group

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s audited annual consolidated financial statements for the year ended December 31, 2023, except for the adoption of new standards effective as of January 1, 2024. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Several amendments apply for the first time in 2024, but do not have an impact on the interim condensed consolidated financial statements of the Group.